PRIVATE PLACEMENT (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 21, 2025	Sep. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Price per unit	$ 10.00
Gross proceeds from sale of Private Placement Units					$ 6,900,000
Redemption percentage of public shares				100.00%	100.00%	100.00%
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Price per unit	$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	690,000		690,000
Units description	each Private Placement Unit consisting of one Class A ordinary share and one Share Right to receive one-twelfth (1/12) of one Class A ordinary share upon the consummation of a Business Combination
Price per unit	$ 10.00
Gross proceeds from sale of Private Placement Units	$ 6,900,000
Private Placement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	690,000
Units description	each Private Placement Unit consisting of one Class A ordinary share and one Share Right to receive one-twelfth (1/12) of one Class A ordinary share upon the consummation of an initial Business Combination
Price per unit	$ 10.00
Gross proceeds from sale of Private Placement Units	$ 6,900,000
Private Placement [Member] | HC VII Sponsor LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	500,000
Private Placement [Member] | HC VII Sponsor LLC [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	500,000
Private Placement [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	190,000
Private Placement [Member] | Underwriters [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	190,000
Private Placement [Member] | Cohen & Company Capital Markets [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	133,000
Private Placement [Member] | Cohen & Company Capital Markets [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	133,000
Private Placement [Member] | Clear Street LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	28,500
Private Placement [Member] | Clear Street LLC [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	28,500
Private Placement [Member] | Loop Capital Markets LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	28,500
Private Placement [Member] | Loop Capital Markets LLC [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	28,500